Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	$ 265,968,000	$ 234,891,000	$ 217,837,000
Service cost	4,626,000	4,527,000	4,349,000
Interest cost	13,547,000	12,857,000	12,524,000
Actuarial loss	22,503,000	10,927,000
Benefits paid	(8,958,000)	(12,145,000)
Plan amendments	416,000	630,000
Curtailments	(1,057,000)
Settlements		258,000
Benefit obligation including discontinued operations	265,968,000	234,891,000	217,837,000
Less discontinued operations	28,881,000	25,432,000
Benefit obligation at December 31	237,087,000	209,459,000
Fair value of plan assets at January 1	165,619,000	159,151,000	138,599,000
Actual return on plan assets	(1,903,000)	19,565,000
Employer contributions	17,329,000	13,132,000
Benefits paid	(8,958,000)	(12,145,000)
Benefit plan including discontinued operations	165,619,000	159,151,000	138,599,000
Less discontinued operations	16,707,000	13,627,000
Fair value of plan assets at December 31	148,912,000	145,524,000
Net amount recognized at December 31	88,175,000	63,935,000
Pension Benefits [Member] | Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at December 31	10,610,000	10,496,000
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	54,686,000	47,772,000	41,477,000
Service cost	1,236,000	1,130,000	1,080,000
Interest cost	2,761,000	2,442,000	2,288,000
Actuarial loss	3,925,000	3,595,000
Plan participants' contributions	219,000	173,000
Benefits paid	(1,227,000)	(1,045,000)
Benefit obligation including discontinued operations	54,686,000	47,772,000	41,477,000
Less discontinued operations	4,497,000	3,816,000
Benefit obligation at December 31	50,189,000	43,956,000
Fair value of plan assets at January 1	31,058,000	29,673,000	26,524,000
Actual return on plan assets	554,000	2,652,000
Employer contributions	1,825,000	1,351,000
Benefits paid	(994,000)	(854,000)
Benefit plan including discontinued operations	31,058,000	29,673,000	26,524,000
Less discontinued operations	2,927,000	2,934,000
Fair value of plan assets at December 31	28,131,000	26,739,000
Net amount recognized at December 31	$ 22,058,000	$ 17,217,000